Annual Total Returns[BarChart] - High Yield Bond Portfolio - High Yield Bond Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.93%	14.30%	4.35%	4.40%	(1.58%)	11.35%	7.00%	(2.73%)	15.67%	5.67%